CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Offering costs	$ 434	$ 10,512